Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	December 31, 2020	December 31, 2019
Shareholders loans to joint ventures	33,936	60,379
Derivatives	2	—
Other non-current receivables	14,434	2,094
Lease receivables	6,681	8,609
Investment	1	1
Total non-current receivables	55,054	71,083

Schedule of non-current receivables by contractual maturity date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019
Receivable:
Within two years	2,100	1,959
Between two and three years	2,305	2,076
Between three and four years	18,862	2,278
Between four and five years	2,764	38,754
More than five years	29,023	26,016
Total non-current receivables	55,054	71,083